Note 11 - Income Per Common Share - Basic and Diluted Income Per Common Share (Details) - CAD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended
	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2021
Statement Line Items [Line Items]
Net income (loss)	$ 5,720	$ 5,436	$ 16,229	$ 16,470
Less: dividends on preferred shares	(247)	(247)	(741)	(1,331)
Profit (loss), attributable to ordinary equity holders of parent entity	$ 5,473	$ 5,189	$ 15,488	$ 15,139
Weighted average number of common shares outstanding (in shares)	27,441,082	21,123,559	27,441,082	21,123,559
Income per common share: (in CAD per share)	$ 0.20	$ 0.25	$ 0.56	$ 0.72